LONG-TERM OPERATING COMMITMENTS - Capital contribution (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Capital contribution
Total	R$ 1,197,537
2019 | Norte Energia S.A.
Capital contribution
Total	106,698
2019 | Teles pires
Capital contribution
Total	39,318
2019 | New Businesses
Capital contribution
Total	35,299
2019 | Holding Brasil Ventos
Capital contribution
Total	200,423
2019 | Complexo Eolico Itaguacu Da Bahia
Capital contribution
Total	105,181
2019 | Complexo Eolico Pindai I
Capital contribution
Total	127,250
2019 | Complexo Eolico Pindai II
Capital contribution
Total	38,114
2019 | Complexo Eolico Pindai III
Capital contribution
Total	17,560
2019 | Interligacao Eletrica Garanhuns S.A.
Capital contribution
Total	19,956
2019 | TDG - Transmissora Delmiro Gouveia S.A.
Capital contribution
Total	33,613
2019 | ESBR Participacoes S.A.
Capital contribution
Total	40,400
2019 | Extremoz Transmissora do Nordeste S/A
Capital contribution
Total	55,679
2019 | Companhia Energtica Sinop S.A.
Capital contribution
Total	137,430
2019 | Paraiso
Capital contribution
Total	19,975
2019 | Transmission Auction 004/2014 - Lot A
Capital contribution
Total	220,641
2020
Capital contribution
Total	658,790
2020 | Complexo Famosa
Capital contribution
Total	62,010
2020 | Teles pires
Capital contribution
Total	39,629
2020 | New Businesses
Capital contribution
Total	155,491
2020 | Complexo Eolico Baleia
Capital contribution
Total	71,030
2020 | Complexo Eolico Punau
Capital contribution
Total	90,197
2020 | Holding Brasil Ventos
Capital contribution
Total	83,395
2020 | Complexo Eolico Itaguacu Da Bahia
Capital contribution
Total	126,940
2020 | Paraiso
Capital contribution
Total	30,098
2021
Capital contribution
Total	875,101
2021 | Complexo Famosa
Capital contribution
Total	64,516
2021 | Teles pires
Capital contribution
Total	35,528
2021 | New Businesses
Capital contribution
Total	225,308
2021 | Complexo Eolico Baleia
Capital contribution
Total	73,900
2021 | Complexo Eolico Punau
Capital contribution
Total	93,841
2021 | Holding Brasil Ventos
Capital contribution
Total	140,592
2021 | Complexo Eolico Itaguacu Da Bahia
Capital contribution
Total	241,416
2022
Capital contribution
Total	1,128,687
2022 | Complexo Famosa
Capital contribution
Total	66,999
2022 | Teles pires
Capital contribution
Total	31,688
2022 | New Businesses
Capital contribution
Total	235,201
2022 | Complexo Eolico Baleia
Capital contribution
Total	76,745
2022 | Complexo Eolico Punau
Capital contribution
Total	97,454
2022 | Holding Brasil Ventos
Capital contribution
Total	242,630
2022 | Complexo Eolico Itaguacu Da Bahia
Capital contribution
Total	R$ 377,970